Document and Entity Information	Aug. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2022
Entity Registrant Name	Tesla, Inc.
Entity Central Index Key	0001318605
Entity Emerging Growth Company	false
Entity File Number	001-34756
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	91-2197729
Entity Address, Address Line One	1 Tesla Road
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78725
City Area Code	512
Local Phone Number	516-8177
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common stock
Trading Symbol	TSLA
Name of each exchange on which registered	NASDAQ